DERIVATIVES (Tables)	12 Months Ended
Sep. 30, 2014
DERIVATIVES
Summary of fair values of contracts recorded in consolidated balance sheets
	2014	2013
Fair value recorded in other assets	$331,000	$843,000
Fair value recorded in other liabilities	331,000	843,000

Summary of gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
	2014	2013

Gross losses on derivative financial assets	$517,000	$517,000
Gross gains on derivative financial liabilities	(517,000)	(517,000)
Net gain or loss	$—	$—